Deferred charges - Deferred Charges (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) TermLoan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Deferred Costs And Other Assets [Line Items]
Refinancing expenses and costs	$ 5,148,000	$ 3,279,000	$ 4,038,000
Term Loans for One 10000 TEU and four 14000 TEU Vessels [Member]
Deferred Costs And Other Assets [Line Items]
Refinancing expenses and costs	$ 5,148,000
Number of refinanced term loans | TermLoan	4